Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Details) - Class F Shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-vested Options outstanding	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0
Granted	77
Weighted-average grant date fair value, granted	$ 6.39
Vested	77
Weighted-average grant date fair value, vested	$ 6.39
Non-vested Options outstanding	0	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0	$ 0
Options outstanding	0	0
Weighted-average exercise price, per share	$ 0.00	$ 0.00
Weighted average remaining contractual term	6 years 2 months 8 days	0 years	0 years
Aggregate intrinsic value, outstanding	$ 0	$ 0
Weighted-average exercise price, vested, per share	$ 0.00	$ 0.00
Weighted average remaining contractual term, vested	6 years 2 months 8 days	0 years	0 years
Aggregate intrinsic value, vested	$ 0	$ 0
Options outstanding	77	0	0
Weighted-average exercise price, per share	$ 0.05	$ 0.00	$ 0.00
Aggregate intrinsic value, outstanding	$ 19	$ 0	$ 0
Weighted-average exercise price, vested, per share	$ 0.05	$ 0.00	$ 0.00
Aggregate intrinsic value, vested	$ 19	$ 0	$ 0